INTANGIBLES, NET (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	May 19, 2023	Dec. 09, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 169,724	$ 0	$ 176,599	$ 0
Notes Payable			642,654		642,654		$ 93,744
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Trade Names, Gross			10,333,144		10,333,144
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Trade Names, Gross			275,447		275,447
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Trade Names, Gross			$ 72,886		$ 72,886
WTI Global Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Consideration Transferred		$ 687,500
Notes Payable		170,000
Equity infusion		517,500
Titan Trucking LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense							68,750
Business Combination, Consideration Transferred	$ 27,162,222
Note payable in exchange for intangible asset purchase							170,000
Member contributions in exchange for intangible asset purchase							$ 517,500
Titan Trucking LLC [Member] | Purchase Agreement [Member] | WTI Global Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for intangible assets		687,500
Note payable in exchange for intangible asset purchase		170,000
Member contributions in exchange for intangible asset purchase		$ 517,500